Summary of significant accounting policies - Earnings (loss) per share (Details) - shares					12 Months Ended
	Dec. 31, 2018	Nov. 08, 2018	Oct. 17, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	[1],[2]	Dec. 31, 2016	[2]	Jan. 01, 2018	Jan. 01, 2017
Summary of significant accounting policies
Dilutive instruments (in shares)					0
Number of shares issued										3,720,000	3,720,000
Effect of shares issued		29,000	192,000
Weighted average number of ordinary shares outstanding	3,941,000			3,720,000	3,940,636	3,720,000		3,720,000

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.